Accounts Payable and Other (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of detailed information on accounts payable and other

	December 31, 2021	December 31, 2020
	$	$
Current
Accounts payable	36,954	46,022
Accrued liabilities(1)	132,797	127,541
Provisions(4)	9,598	7,522
Deferred revenues(2)	55,617	91,392
Lease liabilities(3)	14,331	13,818
Total current	249,297	286,295
Non-current
Deferred revenues(2)	358	11,616
Lease liabilities(3)	11,129	22,010
Provisions(4)	3,404	60,179
Decommissioning liability(5)	33,309	33,901
Other	1,053	965
Total non-current	49,253	128,671
(1)See Note 15 for additional information.
(2)See Note 17 for additional information.
(3)See Notes 9 and 27 for additional information.
(4)See Note 16 for additional information.
(5)Decommissioning liability relates to the Partnership’s requirement to remove the sub-sea mooring and riser system associated with the Randgrid FSO unit and restore the environment surrounding the facility. The liability represents the estimated cost to remove this equipment and restore the environment and takes into account the estimated timing of the cost to be incurred in future periods. The liability for the year ended December 31, 2021 was determined using a risk-free rate between 0.6% and 1.0% (December 31, 2020 - 0.3% and 0.4%) and an inflation rate of 2.5% (December 31, 2020 - 2.5%).